Sales, General and Administrative Expenses - Schedule of All Expenses Related to Administrative and Commercial Service Providers, Payroll, Consumption Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Administrative expenses
Administrative expenses	$ (150,641)	$ (98,030)	$ (557,250)	$ (263,232)	$ (387,678)	$ (1,784,167)
Administrative expenses, change amount	$ (52,611)		$ (294,018)		$ 1,396,489
Administrative expenses, percentage	54.00%		111.00%		(78.00%)
Sales expenses
Sales expenses		(1,858)		(23,518)	$ (56,961)	(1,962,985)
Sales expenses, change amount	$ 1,858		$ 23,518		$ 1,906,025
Sales expenses, percentage	100.00%		100.00%		(97.00%)
Services 3rd parties [Member]
Administrative expenses
Administrative expenses	$ (83,439)	(28,268)	$ (421,270)	(67,915)
Administrative expenses, change amount	$ (55,171)		$ (353,355)
Administrative expenses, percentage	195.00%		520.00%
General expenses [Member]
Administrative expenses
Administrative expenses				(3,165)
Administrative expenses, change amount			$ 3,165
Administrative expenses, percentage			100.00%
Sales expenses
Sales expenses				(9)
Sales expenses, change amount			$ 9
Sales expenses, percentage			100.00%
Labor [Member]
Administrative expenses
Administrative expenses	$ (6,532)	(7,264)	$ (19,567)	(11,173)
Administrative expenses, change amount	$ 732		$ (8,394)
Administrative expenses, percentage	(10.00%)		75.00%
Sales expenses
Sales expenses		(1,858)		(22,093)
Sales expenses, change amount	$ 1,858		$ 22,093
Sales expenses, percentage	100.00%		100.00%
PLCD [Member]
Administrative expenses
Administrative expenses					$ (23,128)
Administrative expenses, change amount					$ (23,128)
Administrative expenses, percentage					0.00%
Other expenses [Member]
Administrative expenses
Administrative expenses						$ (43)
Administrative expenses, change amount					$ 43
Administrative expenses, percentage					(100.00%)
Depreciation [Member]
Administrative expenses
Administrative expenses	$ (60,670)	(62,498)	$ (116,413)	(180,979)
Administrative expenses, change amount	$ 1,828		$ 64,566
Administrative expenses, percentage	(3.00%)		35.00%
Sales commission [Member]
Sales expenses
Sales expenses
Sales expenses, change amount
Sales expenses, percentage
Royalties [Member]
Sales expenses
Sales expenses				$ (1,416)
Sales expenses, change amount			$ 1,416
Sales expenses, percentage			100.00%